SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Leases
2025	$ 50,400
2026	37,800
Toal future minimum lease payments	88,200
Less: Amount representing interest	(15,159)
Present value of lease liabilities	73,041
Less: current portion	(38,041)
Long-term portion	$ 35,000